SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
SHARE-BASED COMPENSATION
18.	SHARE-BASED COMPENSATION

2006 Share Incentive Plan

The Group adopted a share incentive plan in 2006 (“2006 Share Incentive Plan”) to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentives to employees, Directors and consultants and to promote the success of its business. Under the 2006 Share Incentive Plan, the Group may grant either options to purchase the Company’s ordinary shares or restricted shares (Note: The restricted shares, as named in respective grant documents, are accounted for as nonvested shares). The plan administrator would determine the exercise price of an option and set forth the price in the award agreement. The exercise price may be a fixed or variable price related to the fair market value of the Company’s ordinary shares. If the Group grants an incentive share option to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant. The term of an award shall not exceed 10 years from the date of the grant. The maximum aggregate number of ordinary shares which may be issued pursuant to all awards under the 2006 Share Incentive Plan (including shares issuable upon exercise of options) is 100,000,000 over 10 years. The new share incentive plan (“2011 Share Incentive Plan”) as described below was effective immediately after the listing of the Company’s ordinary shares on the Main Board of the Hong Kong Stock Exchange on December 7, 2011 and no further awards may be granted under the 2006 Share Incentive Plan on or after such date as all subsequent awards will be issued under the 2011 Share Incentive Plan. Accordingly, no share option and restricted share were granted under the 2006 Share Incentive Plan during the years ended December 31, 2013 and 2012.

Share Options

The Group granted share options to certain personnel under the 2006 Share Incentive Plan during the year ended December 31, 2011 with the exercise price determined at the closing price of the date of grant. The share options became exercisable over vesting period of three years. The share options granted expire 10 years after the date of grant, except for options granted in a one-time share option exchange program in 2009 which have exercise period ranging from 7.7 to 8.3 years.

The Group uses the Black-Scholes valuation model to determine the estimated fair value for each option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Expected volatility is based on the historical volatility of a peer group of publicly traded companies. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair value per option under the 2006 Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions during the year ended December 31, 2011:

Expected dividend yield	—
Expected stock price volatility	81.87%
Risk-free interest rate	2.07%
Expected average life of options (years)	5.1

A summary of share options activity under the 2006 Share Incentive Plan as of December 31, 2013, and changes during the years ended December 31, 2013, 2012 and 2011 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2011	20,453,493	$1.22
Granted	5,150,946	2.52
Exercised	(3,835,596)	1.03
Forfeited	(783,423)	1.52
Expired	(68,958)	4.40

Outstanding as at December 31, 2011	20,916,462	$1.55
Exercised	(2,966,955)	1.22
Forfeited	(1,110,843)	1.63
Expired	(6,510)	1.01

Outstanding as at December 31, 2012	16,832,154	$1.61
Exercised	(2,967,372)	1.50
Forfeited	(82,380)	2.07
Expired	(4,989)	1.01

Outstanding as at December 31, 2013	13,777,413	$1.63	5.60	$157,718

Exercisable as at December 31, 2013	12,162,312	$1.52	5.39	$140,502

A summary of share options vested and expected to vest under the 2006 Share Incentive Plan at December 31, 2013 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01 – $5.06) (Note)	12,162,312	$1.52	5.39	$140,502

Note: 3,426,696 share options vested and 4,989 share options expired during the year ended December 31, 2013.

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.33 – $2.52)	1,615,101	$2.41	7.18	$17,216

The weighted average fair value of share options granted under the 2006 Share Incentive Plan during the year ended December 31, 2011 was $1.67. Share options of 2,967,372, 2,966,955 and 3,835,596 were exercised and proceeds amounted to $4,463, $3,632 and $3,950 were recognized during the years ended December 31, 2013, 2012 and 2011, respectively. The total intrinsic values of share options exercised for the years ended December 31, 2013, 2012 and 2011 were $34,330, $13,022 and $8,348, respectively. As of December 31, 2013, there was $579 unrecognized compensation costs related to unvested share options under the 2006 Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 0.25 years.

Restricted Shares

The Group has also granted restricted shares to certain personnel under the 2006 Share Incentive Plan during the year ended December 31, 2011. The restricted shares have a vesting period of three years. The grant date fair value is determined with reference to the market closing price of the Company’s ordinary share at the date of grant.

A summary of the status of the 2006 Share Incentive Plan’s restricted shares as of December 31, 2013, and changes during the years ended December 31, 2013, 2012 and 2011 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2011	2,649,059	$1.31
Granted	2,908,383	2.52
Vested	(1,252,223)	1.07
Forfeited	(302,716)	1.97

Unvested as at December 31, 2011	4,002,503	$2.22
Vested	(1,276,634)	2.49
Forfeited	(486,984)	1.66

Unvested as at December 31, 2012	2,238,885	$2.19
Vested	(1,297,902)	2.04
Forfeited	(38,313)	2.12

Unvested as at December 31, 2013	902,670	$2.42

The total fair values at date of grant of the restricted shares under the 2006 Share Incentive Plan vested during the years ended December 31, 2013, 2012 and 2011 were $2,643, $3,181 and $1,339, respectively. As of December 31, 2013, there was $492 of unrecognized compensation costs related to restricted shares under the 2006 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 0.25 years.

2011 Share Incentive Plan

The Group adopted the 2011 Share Incentive Plan to promote the success and enhance the value of the Company by linking personal interests of the members of the Board, employees and consultants to those of the shareholders and by providing such individuals with incentive for outstanding performance to generate superior returns to the shareholders which became effective on December 7, 2011. Under the 2011 Share Incentive Plan, the Group may grant various share-based awards, including but not limited to, options to purchase the Company’s ordinary shares, share appreciation rights, restricted shares and other types of awards. The term of such awards shall not exceed 10 years from the date of the grant. The maximum aggregate number of ordinary shares which may be issued pursuant to all awards under the 2011 Share Incentive Plan is 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. There was no share option or restricted share granted during the year ended December 31, 2011. As of December 31, 2013 and 2012, 94,688,953 and 96,894,814 ordinary shares remain available for the grant of various share based awards under the 2011 Share Incentive Plan, respectively.

Share Options

The Group granted share options to certain personnel under the 2011 Share Incentive Plan during the years ended December 31, 2013 and 2012, with the exercise price for share options granted in 2013 determined at the higher of the closing price on the date of grant and the average closing price for the five trading dates preceding the date of grant of the Company’s ordinary shares trading on the Hong Kong Stock Exchange, while the exercise price for share options granted in 2012 determined at the closing price on the date of grant. These share options became exercisable over vesting periods of three to four years. The share options granted expire 10 years after the date of grant.

The Group uses the Black-Scholes valuation model to determine the estimated fair value for each option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Expected volatility is based on the historical volatility of the Company’s ADS trading on the NASDAQ Global Select Market. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair value per option under the 2011 Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions for options granted during the years ended December 31, 2013 and 2012:

	December 31,
	2013	2012
Expected dividend yield	—	—
Expected stock price volatility	65.50%	67.82%
Risk-free interest rate	0.82%	1.01%
Expected average life of options (years)	5.1	5.1

A summary of share options activity under the 2011 Share Incentive Plan as of December 31, 2013, and changes during the years ended December 31, 2013 and 2012 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2012	—	$—
Granted	1,934,574	4.70
Forfeited	(33,438)	4.70

Outstanding as at December 31, 2012	1,901,136	$4.70
Granted	1,388,793	8.42
Exercised	(96,930)	4.70
Forfeited	(120,834)	6.00
Expired	(1,830)	4.70

Outstanding as at December 31, 2013	3,070,335	$6.33	8.74	$21,560

Exercisable as at December 31, 2013	522,909	$4.70	8.25	$4,380

A summary of share options vested and expected to vest under the 2011 Share Incentive Plan at December 31, 2013 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercise price per share ($4.70) (Note)	522,909	$4.70	8.25	$4,380

Note: 621,669 share options vested and 1,830 share options expired during the year ended December 31, 2013.

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($4.70 – $8.42)	2,547,426	$6.66	8.84	$17,180

The weighted average fair value of share options granted under the 2011 Share Incentive Plan during the years ended December 31, 2013 and 2012 were $4.50 and $2.44, respectively. Share options of 96,930 was exercised and proceeds amounts to $455 was recognized during the year ended December 31, 2013. The total intrinsic value of share options exercised for the year ended December 31, 2013 was $812. No share option was exercised for the year ended December 31, 2012. As of December 31, 2013, there was $6,563 unrecognized compensation costs related to unvested share options under the 2011 Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 2.06 years.

Restricted Shares

The Group has also granted restricted shares to certain personnel under the 2011 Share Incentive Plan during the years ended December 31, 2013 and 2012. These restricted shares have vesting periods of three to four years. The grant date fair value is determined with reference to the market closing price of the Company’s ADS trading on the NASDAQ Global Select Market at the date of grant.

A summary of the status of the 2011 Share Incentive Plan’s restricted shares as of December 31, 2013, and changes during the years ended December 31, 2013 and 2012 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2012	—	$—
Granted	1,170,612	4.43
Forfeited	(16,722)	4.43

Unvested at December 31, 2012	1,153,890	$4.43
Granted	817,068	8.27
Vested	(378,579)	4.43
Forfeited	(60,420)	5.77

Unvested at December 31, 2013	1,531,959	$6.43

The total fair value at date of grant of the restricted shares under the 2011 Share Incentive Plan vested during the years ended December 31, 2013 and 2012 were $1,676 and nil, respectively. As of December 31, 2013, there was $7,170 of unrecognized compensation costs related to restricted shares under the 2011 Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 2.05 years.

MCP Share Incentive Plan

MCP operates a share incentive plan (the “MCP Share Incentive Plan”) to promote the success and enhance the value of MCP, by linking personal interests of members of the Board, employees and consultants of MCP, its subsidiaries, holding companies and affiliated companies by providing such individuals with an incentive for outstanding performance to generate superior returns to the stockholders. The MCP Share Incentive Plan, with amendments, was approved by MCP shareholders at the annual stockholders meeting held, and became effective, on June 21, 2013. The MCP Share Incentive Plan was also approved by the Company’s shareholders at its extraordinary general meeting on June 21, 2013. The Philippine SEC approved such amendments on June 24, 2013. Under the MCP Share Incentive Plan, MCP may grant various share-based awards, including but not limited to, options to purchase the MCP common shares, restricted shares, share appreciation rights and other types of awards. The term of such awards shall not exceed 10 years from the date of grant. The maximum aggregate number of common shares which may be issued pursuant to all awards under the MCP Share Incentive Plan is 442,630,330 shares and with up to 5% of the issued capital stock of MCP from time to time over 10 years. As of December 31, 2013, 47,098,936 MCP common shares remain available for the grant of various share-based awards under the MCP Share Incentive Plan.

Share Options

MCP granted share options to certain personnel under the MCP Share Incentive Plan during the year ended December 31, 2013 with the exercise price determined at the higher of the closing price of MCP common shares on the date of grant and the average closing price for the five trading days preceding the date of grant. These share options became exercisable over a vesting period of three years, with the first year vesting on 30 days after the opening of City of Dreams Manila. The share options granted expire 10 years after the date of grant.

MCP uses the Black-Scholes valuation model to determine the estimated fair value for each option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Expected volatility is based on the historical volatility of a peer group of publicly traded companies. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the Philippine Government bond yield at the time of grant for the period equal to the expected term.

The fair value per option under the MCP Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions for options granted during the year ended December 31, 2013:

Expected dividend yield	—
Expected stock price volatility	45.00%
Risk-free interest rate	3.73%
Expected average life of options (years)	5.0

A summary of share options activity under the MCP Share Incentive Plan as of December 31, 2013, and changes during the year ended December 31, 2013 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2013	—	$—
Granted	120,826,336	0.19
Forfeited	(4,682,183)	0.19

Outstanding as at December 31, 2013	116,144,153	$0.19	9.50	$14,031

As of December 31, 2013, no share options granted under the MCP Share Incentive Plan were vested and exercisable.

A summary of share options expected to vest under the MCP Share Incentive Plan as of December 31, 2013 are presented below:

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercise price per share ($0.19)	116,144,153	$0.19	9.50	$14,031

The weighted average fair value of share options granted under the MCP Share Incentive Plan during the year ended December 31, 2013 was $0.09. As of December 31, 2013, there was $7,857 unrecognized compensation costs related to unvested share options under the MCP Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 2.33 years.

Restricted Shares

MCP has also granted restricted shares to certain personnel under the MCP Share Incentive Plan during the year ended December 31, 2013. These restricted shares have a vesting period of three years, with the first year vesting on 30 days after the opening of City Of Dreams Manila. The grant date fair value is determined with reference to the market closing price of the MCP’s common share at the date of grant.

A summary of the status of the MCP Share Incentive Plan’s restricted shares as of December 31, 2013, and changes during the year ended December 31, 2013 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2013	—	$—
Granted	60,413,167	0.19
Forfeited	(2,341,091)	0.19

Unvested as at December 31, 2013	58,072,076	$0.19

No restricted shares under the MCP Share Incentive Plan were vested during the year ended December 31, 2013. As of December 31, 2013, there was $8,870 unrecognized compensation costs related to restricted shares under the MCP Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 2.33 years.

The impact of share options and restricted shares for the Group for the years ended December 31, 2013, 2012 and 2011 recognized in the consolidated financial statements is as follows:

	Year Ended December 31,
	2013	2012	2011
2006 Share Incentive Plan
Share options	$3,234	$4,033	$5,570
Restricted shares	2,188	2,464	3,054

Sub-total	$5,422	$6,497	$8,624

2011 Share Incentive Plan
Share options	$2,775	$1,179	$—
Restricted shares	3,052	1,297	—

Sub-total	$5,827	$2,476	$—

MCP Share Incentive Plan
Share options	$1,756	$—	$—
Restricted shares	1,982	—	—

Sub-total	$3,738	$—	$—

Total share-based compensation expenses recognized in general and administrative expenses	$14,987	$8,973	$8,624